Jul. 31, 2017
American Century Quantitative Equity Funds Prospectus

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement
Emerging Markets Value Fund
Supplement dated July 31, 2017 ■ Summary Prospectus and Prospectus dated November 1, 2016

The Board of Directors has approved a plan of liquidation for the Emerging Markets Value Fund. Under the plan, the liquidation date of the fund will be October 20, 2017.
The fund will be closed to all new investments, except reinvested distributions, as of the close of the New York Stock Exchange on October 17, 2017.
To prepare for the closing and liquidation of the fund, the fund’s portfolio managers plan to increase the portion of assets held in cash and similar investments to pay expenses and meet redemption requests. In doing so, the portfolio managers may sell securities to increase cash and cash equivalents exposure up to 100% of the portfolio. As a result, the fund will not be pursuing its stated investment objectives.

The following sub-section is added in the Additional Policies Affecting Your Investment section after the sub-section Redemption of Shares in Accounts Below Minimum in the prospectus.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.

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